DEBT - Schedule of Carrying Values USD $ (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2020	Aug. 27, 2020	Jan. 18, 2017
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 460,000,000
Conversion option (Level 2)	0
Debt issuance costs, net of amortization	(2,919,000)	(4,618,000)
Unamortized discount	0
Net liability carrying amount	457,081,000	455,382,000
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	87,432,000	90,055,000			$ 87,432,000
Conversion option (Level 2)	121,922,000	122,323,000
Debt issuance costs, net of amortization	(14,000)	(335,000)
Unamortized discount	(111,000)	(2,751,000)
Net liability carrying amount	$ 209,229,000	$ 209,292,000